TYPE:	13F-HR
PERIOD	06/30/2005
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altera Corporation             COM              021441100      463 23375.0000SH      SOLE               23375.0000
Altria Group Inc               COM              02209S103      963 14900.0000SH      SOLE               14900.0000
Amazon.Com Inc                 COM              023135106     1002 30275.0000SH      SOLE               30275.0000
Anheuser-Busch Cos Inc         COM              035229103     1471 32150.0000SH      SOLE               32150.0000
Aspect Medical Systems Inc     COM              045235108     1560 52460.0000SH      SOLE               52460.0000
Automatic Data Processing      COM              053015103     1927 45912.0000SH      SOLE               45912.0000
Beckman Coulter Inc            COM              075811109      292 4600.0000SH       SOLE                4600.0000
Bemis Company                  COM              081437105      238 8954.0000SH       SOLE                8954.0000
Berkshire Hthwy Cl A           COM              084670108     7097  85.0000 SH       SOLE                  82.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207    19792 7110.5000SH       SOLE                6958.5000          152.0000
Boulder Total Return Fund      COM              101541100    21865 1283134.0000SH    SOLE             1274500.0000         8634.0000
Bristol-Myers Squibb Co        COM              110122108      833 33334.0000SH      SOLE               33334.0000
Broadcom Corp Cl A             COM              111320107      526 14800.0000SH      SOLE               14800.0000
Chevron Corp                   COM              166764100      556 9942.0000SH       SOLE                9942.0000
China Yuchai Intl Ltd          COM              G21082105      106 8700.0000SH       SOLE                8700.0000
Cisco Systems Inc Com          COM              17275R102      265 13887.0000SH      SOLE               13887.0000
Citigroup Inc Com              COM              172967101     1204 26033.9998SH      SOLE               25141.9998          892.0000
Claire's Stores Inc            COM              179584107      369 15325.0000SH      SOLE               15325.0000
Coca Cola Co Com               COM              191216100      509 12188.0000SH      SOLE               12188.0000
Comcast Corp-Special Cl A      COM              20030N200     1514 50550.0000SH      SOLE               50550.0000
Costco Wholesale Corp          COM              22160K105     2007 44875.0000SH      SOLE               44875.0000
Danaher Corp                   COM              235851102      615 11750.0000SH      SOLE               11750.0000
Dell Inc                       COM              24702R101      360 9115.0000SH       SOLE                9015.0000          100.0000
Disney Walt Co Com             COM              254687106      951 37771.0000SH      SOLE               37771.0000
Dow Jones & Co Inc             COM              260561105      213 6000.0000SH       SOLE                6000.0000
E*Trade Group Inc              COM              269246104      781 55845.0000SH      SOLE               55845.0000
EMC Corp Mass Com              COM              268648102     1324 96600.0000SH      SOLE               96600.0000
El Paso Corp                   COM              28336L109      701 60850.0000SH      SOLE               60850.0000
Exxon Mobil Corproration       COM              30231G102      293 5105.0000SH       SOLE                5105.0000
Fifth Third Bancorp            COM              316773100      247 6000.0000SH       SOLE                6000.0000
First Data Corp                COM              319963104      632 15745.0000SH      SOLE               15745.0000
Fiserv Inc                     COM              337738108      817 19050.0000SH      SOLE               19050.0000
Forest City Enterprises Cl A   COM              345550107      250 3520.0000SH       SOLE                3520.0000
General Elec Co Com            COM              369604103      871 25132.0000SH      SOLE               24930.0000          202.0000
H&R Block Inc                  COM              093671105      675 11575.0000SH      SOLE               11575.0000
Harley-Davidson Inc            COM              412822108      435 8767.0000SH       SOLE                8767.0000
Hewlett-Packard Co             COM              428236103      858 36475.0000SH      SOLE               36475.0000
Home Depot Inc Com             COM              437076102     2086 53616.0000SH      SOLE               53616.0000
IAC/InterActiveCorp            COM              44919P102      645 26850.0000SH      SOLE               26650.0000          200.0000
IMS Health Inc                 COM              449934108      258 10400.0000SH      SOLE               10400.0000
IShares DJ Select Dividend     COM              464287168      279 4525.0000SH       SOLE                4525.0000
IShares MSCI Japan Index Fd    COM              464286848      606 59775.0000SH      SOLE               59775.0000
IShares Russell 1000 Value     COM              464287598      251 3760.0000SH       SOLE                3760.0000
Intel Corp Com                 COM              458140100      906 34837.0000SH      SOLE               34637.0000          200.0000
Ivax Corp                      COM              465823102      510 23725.0000SH      SOLE               23725.0000
JP Morgan Chase & Co.          COM              46625H100     2105 59601.0000SH      SOLE               59601.0000
Johnson & Johnson Com          COM              478160104      498 7667.5250SH       SOLE                7667.5250
Laboratory Corp of Amer Hldgs  COM              50540R409      584 11700.0000SH      SOLE               11700.0000
Leucadia Natl Corp Com         COM              527288104     1381 35750.0000SH      SOLE               35750.0000
Level 3 Communications Inc     COM              52729N100       30 15000.0000SH      SOLE                1000.0000        14000.0000
Liz Claiborne Inc              COM              539320101      398 10004.0000SH      SOLE               10004.0000
McCormick & Co-Non Vtg Shs     COM              579780206      253 7750.0000SH       SOLE                7750.0000
McDonald's Corporation         COM              580135101      409 14749.0000SH      SOLE               14749.0000
Merck & Co Inc Com             COM              589331107      808 26240.0000SH      SOLE               25990.0000          250.0000
Mercury Genl Corp New Com      COM              589400100      774 14200.0000SH      SOLE               14100.0000          100.0000
Microsoft Corp Com             COM              594918104     1497 60285.0000SH      SOLE               60035.0000          250.0000
Mitsubishi Tokyo Fin Grp ADR   COM              606816106      513 60500.0000SH      SOLE               60500.0000
NY Community Bancorp           COM              649445103      306 16900.0000SH      SOLE               16900.0000
Nasdaq 100 Shares              COM              631100104      801 21775.0000SH      SOLE               21775.0000
News Corp Cl B                 COM              65248E203      460 27300.0000SH      SOLE               27300.0000
Nextel Communications Inc-A    COM              65332V103      349 10800.0000SH      SOLE               10800.0000
Nokia Corp - Spon ADR          COM              654902204      255 15315.0000SH      SOLE               15215.0000          100.0000
Omnicare Inc Com               COM              681904108      702 16550.0000SH      SOLE               16550.0000
Pfizer Inc Com                 COM              717081103      706 25607.9325SH      SOLE               25470.9325          137.0000
Pier 1 Imports Inc             COM              720279108      281 19800.0000SH      SOLE               19800.0000
Plum Creek Timber Co Inc       COM              729251108     1317 36275.0000SH      SOLE               36275.0000
Scientific-Atlanta Inc         COM              808655104     1431 43020.0000SH      SOLE               43020.0000
Shaw Communications Inc B      COM              82028K200     1605 77275.0000SH      SOLE               77275.0000
Six Flags Inc                  COM              83001P109      561 120700.0000SH     SOLE              120700.0000
Texas Instruments Inc          COM              882508104      937 33365.0000SH      SOLE               33365.0000
The DirecTV Group Inc          COM              25459L106     1418 91487.0000SH      SOLE               91487.0000
Time Warner Inc                COM              887317105      635 38022.0000SH      SOLE               38022.0000
UST Inc Com                    COM              902911106      541 11850.0000SH      SOLE               11850.0000
Wal Mart Stores Inc Com        COM              931142103     1139 23628.0000SH      SOLE               23628.0000
Waste Management Inc Com       COM              94106L109      953 33630.0000SH      SOLE               33630.0000
Waters Corporations            COM              941848103     1098 29550.0000SH      SOLE               29550.0000
Wells Fargo & Co New Com       COM              949746101      249 4038.0000SH       SOLE                4038.0000
Yankee Candle Co               COM              984757104      335 10425.0000SH      SOLE               10425.0000